INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Income Statement Impact of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	$ 21,039	$ 17,931	$ 14,427
Net income	1,683	1,448	1,375
OCI	261	879	148
Comprehensive income	1,944	2,327	1,523
Total
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	17,858	21,456	22,584
Net income	4,064	5,350	1,849
OCI	(1,758)	862	1,895
Comprehensive income	2,306	6,212	3,744
Net income (loss) attributable to the Partnership	439	459	12
Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	1,218	2,002	2,287
Net income	155	354	249
OCI	(285)	(178)	52
Comprehensive income	(130)	176	301
Net income (loss) attributable to the Partnership	20	6	28
Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	12,530	15,210	16,994
Net income	2,831	4,248	1,151
OCI	(964)	312	388
Comprehensive income	1,867	4,560	1,539
Net income (loss) attributable to the Partnership	226	233	(85)
Midstream
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	902	924	918
Net income	198	315	220
OCI	66	188	67
Comprehensive income	264	503	287
Net income (loss) attributable to the Partnership	62	105	97
Data
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	3,208	3,320	2,385
Net income	812	749	315
OCI	(1,327)	785	769
Comprehensive income	(515)	1,534	1,084
Net income (loss) attributable to the Partnership	112	218	28
Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	0	0	0
Net income	68	(316)	(86)
OCI	752	(245)	619
Comprehensive income	820	(561)	533
Net income (loss) attributable to the Partnership	$ 19	$ (103)	$ (56)